Quarterly Financial Data (unaudited) - Recurring Adjustments Necessary for Fair Statement (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 23,653	$ 21,786	$ 16,953	$ 10,564	$ 9,543	$ 6,990	$ 3,797	$ 2,194	$ 72,957	$ 22,524	$ 355
Gross profit	19,725	18,914	15,555	8,802	7,470	5,371	2,851	(504)
Net loss	$ (33,516)	$ (38,232)	$ (36,487)	$ (41,538)	$ (40,575)	$ (43,640)	$ (43,875)	$ (41,569)	$ (149,773)	$ (169,659)	$ (137,481)
Net loss per common share—basic and diluted	$ (0.88)	$ (1.00)	$ (0.96)	$ (1.09)	$ (1.07)	$ (1.15)	$ (1.16)	$ (1.10)	$ (3.93)	$ (4.49)	$ (4.16)
Weighted average common shares—basic and diluted	38,176	38,125	38,010	37,992	37,867	37,818	37,697	37,620	38,086	37,751	33,027